FILE NO. 33-47287
	                                             FILE NO. 811-6637
               U.S. SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	        |X|

    Pre-Effective Amendment No.                     	        | |

    Post Effective Amendment No. 38                       	|X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|

    Amendment No. 39                                       	|X|

                             THE UBS FUNDS
                           =================
           (Exact name of Registrant as Specified in Charter)

            One North Wacker Drive
            Chicago, Illinois	                  60606
            -----------------                   ----------
       (Address of Principal Executive Offices) (Zip Code)

  Registrant's Telephone Number, including Area Code  312-525-7100
                                                      ------------
                          Amy R. Doberman, Esq.
                        David M. Goldenberg, Esq.
                   UBS Global Asset Management (US) Inc.
                          51 West 52nd Street
                          New York, NY  10019
                      ----------------------------
                  (Name and Address of Agent for Service)

                              COPIES TO:
                          Bruce G. Leto, Esq.
                 Stradley, Ronon, Stevens & Young, LLP
                        2600 One Commerce Square
                      Philadelphia, PA 19103-7098

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:

| |  	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
|X|  	ON SEPTEMBER 30, 2002, PURSUANT TO PARAGRAPH (b)
| |  	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
| |  	ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
| |  	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
| |  	ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

|X|  	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE
	DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
===================================================================

The purpose of this post-effective amendment is to designate September 30, 2002 as the new effective date for Post-Effective Amendment No. 37/38, which was filed on July 19, 2002
(Accession 0000912057-02-027936).  The Registrant's
Prospectuses, Statement of Additional Information and Part C are incorporated by reference into this Post-Effective Amendment No. 38/39 from Post-Effective Amendment No. 37/38.

===================================================================


































                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused Post-Effective Amendment No. 37/38 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 12th day of September, 2002.

                         THE UBS FUNDS


                     /s/ David M. Goldenberg
                     By: David M. Goldenberg
              Vice President and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

     /s/ Brian M. Storms*
     Brian M. Storms		September 12, 2002
     President and Trustee

     /s/ Walter E. Auch*
     Walter E. Auch           	September 12, 2002
     Trustee

     /s/ Edward M. Roob*
     Edward M. Roob           	September 12, 2002
     Trustee

     /s/ Frank K. Reilly*
     Frank K. Reilly          	September 12, 2002
     Chairman and Trustee

     /s/ Paul H. Schubert*
     Paul H. Schubert          	September 12, 2002
     Treasurer, Principal Accounting Officer


     -----------------------
     *By:  /s/ Gregory L. Pickard,
     -----------------------
     as Attorney-in-Fact and Agent pursuant to Power of Attorney